5. Equipment: Property, Plant and Equipment (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Details
Furniture and Fixtures, Gross	$ 41,272	$ 41,272
Machinery and Equipment, Gross	27,826	27,826
Property, Plant and Equipment, Gross	69,098	69,098
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	$ (69,098)	$ (69,098)